Fair Value - Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Transfers Level I to Level II	€ 13	€ 5
Total 2016 Transfers Level II to Level I	1,666	69
Recurring fair value measurement [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Transfers Level I to Level II	149	8
Total 2016 Transfers Level II to Level I	1,714	68
Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Transfers Level I to Level II	1
Recurring fair value measurement [member] | Investment contracts for account of policyholders [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Transfers Level I to Level II	1
Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Transfers Level I to Level II	1
Total 2016 Transfers Level II to Level I	1
Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Transfers Level I to Level II	12	5
Total 2016 Transfers Level II to Level I		69
Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Money markets and other short term instruments [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Total 2016 Transfers Level II to Level I	1,664
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Transfers Level I to Level II	136	3
Total 2016 Transfers Level II to Level I	49	(1)
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Transfers Level I to Level II	124
Total 2016 Transfers Level II to Level I	19
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [Line Items]
Transfers Level I to Level II	12	3
Total 2016 Transfers Level II to Level I	€ 30	€ (1)